Other Expenses	12 Months Ended
Dec. 31, 2020
OTHER EXPENSES
Other Expenses

32.  OTHER EXPENSE, BY NATURE

Other miscellaneous operating expense for the years ended December 31, 2020, 2019 and 2018, are detailed as follows:

	For the years ended December 31,
	2020	2019	2018
Other Expenses by nature	ThCh$	ThCh$	ThCh$
Professional, outsourced and other services	(74,630,728)	(60,819,733)	(69,692,677)
Administrative expenses	(7,214,238)	(8,893,785)	(5,991,676)
Repairs and maintenance	(49,051,950)	(50,846,851)	(41,829,409)
Indemnities and fines	(1,029,517)	(1,243,376)	(455,825)
Taxes and charges	(5,675,978)	(6,802,176)	(4,415,819)
Insurance premiums	(19,992,385)	(19,200,681)	(15,794,761)
Leases and rental costs	(4,958,760)	(3,824,195)	(3,775,007)
Marketing, public relations and advertising	(2,491,884)	(3,274,693)	(2,440,070)
Write-off Property, Plant and Equipment (*)	—	(3,510,591)	—
Travel expenses	(2,223,358)	(3,991,349)	(2,436,407)
Environmental expenses	(8,313,182)	(9,886,690)	(9,664,683)
Other supplies and services	(15,011,354)	(11,849,020)	(10,713,687)
Total	(190,593,334)	(184,143,140)	(167,210,021)

(*) See explanation in Note 16 e) paragraph vi).